Schedule of Investments
September 30, 2025
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 09/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/25	Value 09/30/25
Domestic Equity Funds–30.98%
Invesco Dividend Income Fund, Class R6	4.01%	$13,137,603	$479,601	$(1,989,762)	$1,142,463	$284,220	$158,817	458,522	$13,054,125
Invesco Main Street Small Cap Fund, Class R6	1.73%	5,593,393	242,955	(598,010)	370,345	10,106	—	237,080	5,618,789
Invesco MSCI USA ETF	6.74%	22,442,626	1,989,285	(5,412,251)	2,298,196	642,226	193,242	327,518	21,960,082
Invesco QQQ Income Advantage ETF	4.99%	16,517,003	1,655,398	(2,742,700)	748,753	84,546	1,252,793	309,065	16,263,000
Invesco Russell 1000® Dynamic Multifactor ETF	2.74%	9,226,204	—	(1,264,264)	859,369	99,943	51,354	148,046	8,921,252
Invesco S&P 500 Equal Weight Income Advantage ETF(b)	5.02%	16,323,456	505,540	(759,902)	289,671	(24,180)	1,126,467	319,847	16,334,585
Invesco S&P 500® Pure Value ETF(b)	4.26%	13,907,495	—	(1,369,683)	1,145,087	194,425	297,597	139,639	13,877,324
Invesco Value Opportunities Fund, Class R6	1.49%	4,897,996	346,186	(1,111,317)	595,168	125,177	—	194,830	4,853,210
Total Domestic Equity Funds		102,045,776	5,218,965	(15,247,889)	7,449,052	1,416,463	3,080,270		100,882,367
Fixed Income Funds–61.72%
Invesco Core Bond Fund, Class R6	24.97%	83,915,857	2,787,454	(7,148,262)	1,622,184	122,248	2,787,379	14,238,088	81,299,481
Invesco Core Plus Bond Fund, Class R6	23.98%	80,513,728	2,818,125	(7,179,945)	2,969,718	(1,018,639)	2,818,053	8,362,204	78,102,987
Invesco Floating Rate ESG Fund, Class R6	1.99%	6,882,139	412,275	(686,462)	(101,208)	(20,357)	412,254	988,778	6,486,387
Invesco High Yield Fund, Class R6	1.99%	6,863,710	338,665	(780,310)	55,938	11,258	338,651	1,812,643	6,489,261
Invesco International Bond Fund, Class R6	2.99%	10,260,796	367,045	(1,631,489)	837,666	(114,275)	367,035	2,094,772	9,719,743
Invesco Variable Rate Investment Grade ETF	5.80%	20,194,796	—	(1,294,846)	(7,906)	(13,255)	724,866	752,143	18,878,789
Total Fixed Income Funds		208,631,026	6,723,564	(18,721,314)	5,376,392	(1,033,020)	7,448,238		200,976,648
International and Global Equity Funds–6.92%
Invesco RAFI Developed Markets ex-U.S. ETF	5.45%	17,673,326	—	(4,342,730)	3,945,251	461,538	502,905	289,945	17,737,385
Invesco S&P Emerging Markets Low Volatility ETF(b)	1.47%	4,815,812	—	(658,577)	583,809	48,898	175,693	179,958	4,789,942
Total International and Global Equity Funds		22,489,138	—	(5,001,307)	4,529,060	510,436	678,598		22,527,327
Money Market Funds–0.43%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(c)	0.15%	9,123	12,241,144	(11,756,282)	—	—	12,561	493,985	493,985
Invesco Treasury Portfolio, Institutional Class, 3.99%(c)	0.28%	—	22,733,554	(21,823,311)	—	—	22,851	910,243	910,243
Total Money Market Funds		9,123	34,974,698	(33,579,593)	—	—	35,412		1,404,228
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $296,125,788)	100.05%	333,175,063	46,917,227	(72,550,103)	17,354,504	893,879	11,242,518		325,790,570

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.05%
Invesco Private Government Fund, 4.14%(c)(d)	1.12%	573,775	97,360,807	(94,267,639)	—	—	59,453 (e)	3,666,943	3,666,943
Invesco Private Prime Fund, 4.26%(c)(d)	2.93%	1,495,465	213,786,438	(205,751,682)	—	(481)	150,616 (e)	9,526,882	9,529,740
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,196,683)	4.05%	2,069,240	311,147,245	(300,019,321)	—	(481)	210,069		13,196,683
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $309,322,471)	104.10%	$335,244,303	$358,064,472	$(372,569,424)	$17,354,504	$893,398	$11,452,587		$338,987,253
OTHER ASSETS LESS LIABILITIES	(4.10)%								(13,348,918)
NET ASSETS	100.00%								$325,638,335
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at September 30, 2025.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$324,386,342	$—	$—	$324,386,342
Money Market Funds	1,404,228	13,196,683	—	14,600,911
Total Investments	$325,790,570	$13,196,683	$—	$338,987,253
Invesco Income Allocation Fund